Stock Based Compensation - Unvested Restricted Stock Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Granted, unvested share (in shares)	38,308	84,327	3,000
Granted, weighted-average grant date fair value (in dollars per share)	$ 21.15	$ 21.09	$ 20.00
Vested, unvested share (in shares)	(46,225)	(39,924)	0
Vested, weighted-average grant date fair value (in dollars per share)	$ 21.15	$ 21.12	$ 20.00
Balance, unvested share (in shares)	47,403	3,000
Balance, weighted-average grant date fair value (in dollars per share)	$ 20.99	$ 20.00
Balance, unvested share (in shares)	39,486	47,403	3,000
Balance, weighted-average grant date fair value (in dollars per share)	$ 20.96	$ 20.99	$ 20.00